Discontinued Operations (Details) - Carlisle Brake & Friction - Subsequent Event $ in Millions	May 25, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operation	$ 250
Receivable contingent upon achievement of performance targets	$ 125